SUBSIDIARIES (Details)	Apr. 30, 2003	Dec. 31, 2011 Faraway Maritime Shipping Company	Dec. 31, 2011 Golar LNG 1460 Corporation	Dec. 31, 2011 Golar LNG 2215 Corporation	Dec. 31, 2011 Golar LNG 2216 Corporation	Dec. 31, 2011 Golar LNG 2220 Corporation	Dec. 31, 2011 Golar LNG 2226 Corporation	Dec. 31, 2011 Golar LNG 2234 Corporation	Dec. 31, 2011 Golar Management Limited	Dec. 31, 2011 Golar Spirit (UK) Limited	Dec. 31, 2011 Golar Servicos de Operacao de Embaracaoes Limited	Dec. 31, 2011 Golar GP LLC - Limited Liability Company	Dec. 31, 2011 Golar Partners Operating LLC –Limited Liability Company	Dec. 31, 2011 Golar LNG Partners LP – Limited Partnership	Dec. 31, 2011 Golar LNG Energy Limited	Dec. 31, 2011 Golar Freeze Limited	Dec. 31, 2011 Golar Spirit Corporation	Dec. 31, 2011 Golar Gimi Limited	Dec. 31, 2011 Golar Hilli Limited	Dec. 31, 2011 Golar Khannur Corporation	Dec. 31, 2011 Golar Commodities Limited	Dec. 31, 2011 Commodities Advisors LLC	Dec. 31, 2011 Golar Hull M2021 Corporation	Dec. 31, 2011 Golar Hull M2022 Corporation	Dec. 31, 2011 Golar Hull M2023 Corporation	Dec. 31, 2011 Golar Hull M2024 Corporation	Dec. 31, 2011 Golar Hull M2026 Corporation	Dec. 31, 2011 Golar Hull M2027 Corporation	Dec. 31, 2011 Golar Hull M2028 Corporation	Dec. 31, 2011 Golar Hull M2031 Corporation	Dec. 31, 2011 Golar Hull M2041 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%	60.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%